Offerings	Nov. 14, 2025 USD ($) shares $ / shares
Offering: 1
Offering:
Fee Previously Paid	false
Other Rule	true
Security Type	Equity
Security Class Title	Ordinary Shares, par value $0.0001(1)
Amount Registered | shares	2,344,100
Proposed Maximum Offering Price per Unit | $ / shares	3.549
Maximum Aggregate Offering Price	$ 8,319,210.90
Fee Rate	0.01381%
Amount of Registration Fee	$ 1,148.88
Offering Note	Represents ordinary shares issued as merger consideration in connection with the registrant’s business combination.Calculated pursuant to Rule 457(c) based on the average of the high and low prices of the registrant’s ordinary shares as reported on Nasdaq within five business days prior to the filing of this registration statement on November 6, 2025.
Offering: 2
Offering:
Fee Previously Paid	false
Other Rule	true
Security Type	Equity
Security Class Title	Ordinary Shares issuable upon conversion of Series A Preferred Shares
Amount Registered | shares	1,474,530
Proposed Maximum Offering Price per Unit | $ / shares	3.549
Maximum Aggregate Offering Price	$ 5,233,106.97
Fee Rate	0.01381%
Amount of Registration Fee	$ 722.69
Offering Note	Calculated pursuant to Rule 457(c) based on the average of the high and low prices of the registrant’s ordinary shares as reported on Nasdaq within five business days prior to the filing of this registration statement on November 6, 2025.
Offering: 3
Offering:
Fee Previously Paid	false
Other Rule	true
Security Type	Equity
Security Class Title	Ordinary Shares issuable upon conversion of Series C Convertible Preferred Shares
Amount Registered | shares	176,470
Proposed Maximum Offering Price per Unit | $ / shares	3.549
Maximum Aggregate Offering Price	$ 626,292.03
Fee Rate	0.01381%
Amount of Registration Fee	$ 86.49
Offering Note	Calculated pursuant to Rule 457(c) based on the average of the high and low prices of the registrant’s ordinary shares as reported on Nasdaq within five business days prior to the filing of this registration statement on November 6, 2025.
Offering: 4
Offering:
Fee Previously Paid	false
Other Rule	true
Security Type	Equity
Security Class Title	Ordinary Shares, including shares issuable upon the exercise of options(3)
Amount Registered | shares	9,563
Proposed Maximum Offering Price per Unit | $ / shares	3.549
Maximum Aggregate Offering Price	$ 33,939.09
Fee Rate	0.01381%
Amount of Registration Fee	$ 4.69
Offering Note	Calculated pursuant to Rule 457(c) based on the average of the high and low prices of the registrant’s ordinary shares as reported on Nasdaq within five business days prior to the filing of this registration statement on November 6, 2025.Includes 6,250 ordinary shares issuable upon exercise of outstanding options. The options themselves are not being registered; the registration covers the underlying ordinary shares for resale by the holders upon exercise.
Offering: 5
Offering:
Fee Previously Paid	false
Other Rule	true
Security Type	Equity
Security Class Title	Ordinary Shares, par value $0.0001(4)
Amount Registered | shares	512,820
Proposed Maximum Offering Price per Unit | $ / shares	3.549
Maximum Aggregate Offering Price	$ 1,819,998.18
Fee Rate	0.01381%
Amount of Registration Fee	$ 251.34
Offering Note	Calculated pursuant to Rule 457(c) based on the average of the high and low prices of the registrant’s ordinary shares as reported on Nasdaq within five business days prior to the filing of this registration statement on November 6, 2025.Represents ordinary shares issued pursuant to a settlement agreement entered into by the registrant.